Provisions - Summary of Other Provisions (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	S/ 47,417	S/ 41,073
Provisions, current	13,503	14,531
Provisions, no current	33,914	26,542
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	23,364	15,733
Provisions, current	12,220	13,303
Provisions, no current	11,144	2,430
Contingent liabilities [member] | Morelco SAS [member]
Disclosure of other provisions [line items]
Provisions	4,224	5,182
Provisions, no current	4,224	5,182
Contingent liabilities [member] | Coasin and Vialy Vives-DSD [member]
Disclosure of other provisions [line items]
Provisions	1,839	1,815
Provisions, no current	1,839	1,815
Contingent liabilities [member] | Adexus S A [member]
Disclosure of other provisions [line items]
Provisions	1,186	1,128
Provisions, current	1,186	1,128
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	16,804	17,215
Provisions, current	97	100
Provisions, no current	S/ 16,707	S/ 17,115